DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 6,694	$ 7,134
Deferred tax liability	(2,208)	(2,008)
Net deferred tax assets	$ 4,486	$ 5,126